Other income (expense)	12 Months Ended
Dec. 31, 2010
Other income (expense)
Other income (expense)

4.              Other income (expense)

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Investment and interest income	$86	$98	$101
Foreign exchange gains (losses)(1)	(55)	184	100
License fee income	54	49	73
Gains (losses) on sale of securities and affiliated companies	9	(2)	55
Impairment of available-for-sale securities	(3)	(12)	(37)
Miscellaneous income (loss)	39	64	35
	$130	$381	$327

(1)          Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.